Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Core Bond Fund
Entity Central Index Key	0000783316
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000020574
Shareholder Report [Line Items]
Fund Name	Value Line Core Bond Fund
Class Name	Investor
Trading Symbol	VAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Core Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Investor Class generated a total return of -0.93% during the six months ended June 30, 2024. This compares to the -0.71% return of the Fund’s benchmark, the Bloomberg US Aggregate Bond Index (the “Bloomberg Index”), during the same semiannual period.

  The Fund modestly underperformed its benchmark on a relative basis due primarily to its duration and yield curve positioning.

  Early in the semiannual period, the Fund held a duration slightly longer than that of the Bloomberg Index based on our expectations of a slowdown in inflation and the U.S. Federal Reserve (Fed) beginning to cut interest rates by mid-2024. However, with the moderate resurgence of inflation that occurred during the first calendar quarter and as interest rates rose in reaction, such duration positioning detracted. By the end of the second calendar quarter, we had reduced the Fund’s duration to a modestly short position relative to the Bloomberg Index.

  Yield curve positioning hurt relative results, as the Fund was positioned with an emphasis on long-dated bonds, i.e., those with maturities of 30 years, given our expectations for slowing inflation and economic growth and a likely flattening of the yield curve. However, this scenario did not materialize.

  Sector allocation decisions overall contributed positively.

  Having an overweighted allocation to corporate bonds, particularly BBB-rated bonds, contributed most positively to the Fund’s relative performance. Corporate bonds outperformed other key sectors, and BBB-rated corporate bonds outperformed higher-rated credits during the semiannual period.

  Having an underweighted allocation to U.S. Treasuries also helped, as this sector underperformed the Bloomberg Index during the semiannual period.

  Issue selection as a whole added value, albeit modestly.

  Within the mortgage-backed securities sector, a focus on higher-coupon securities helped offset the sector’s weak performance.

  Issue selection among U.S. Treasuries overall also buoyed results, though positions in long-dated U.S. Treasuries were among the Fund’s biggest individual detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Core Bond Fund-Investor Class	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000
07/14	$9,956	$9,975
08/14	$10,051	$10,085
09/14	$9,947	$10,017
10/14	$10,042	$10,115
11/14	$10,098	$10,187
12/14	$10,094	$10,196
01/15	$10,285	$10,410
02/15	$10,212	$10,312
03/15	$10,246	$10,360
04/15	$10,214	$10,323
05/15	$10,189	$10,298
06/15	$10,075	$10,186
07/15	$10,138	$10,257
08/15	$10,111	$10,242
09/15	$10,168	$10,311
10/15	$10,175	$10,313
11/15	$10,148	$10,286
12/15	$10,116	$10,252
01/16	$10,248	$10,393
02/16	$10,301	$10,467
03/16	$10,392	$10,563
04/16	$10,442	$10,604
05/16	$10,428	$10,606
06/16	$10,576	$10,797
07/16	$10,654	$10,865
08/16	$10,648	$10,853
09/16	$10,636	$10,847
10/16	$10,565	$10,764
11/16	$10,316	$10,509
12/16	$10,335	$10,524
01/17	$10,351	$10,544
02/17	$10,423	$10,615
03/17	$10,411	$10,610
04/17	$10,492	$10,692
05/17	$10,574	$10,774
06/17	$10,569	$10,763
07/17	$10,616	$10,809
08/17	$10,690	$10,906
09/17	$10,652	$10,854
10/17	$10,664	$10,861
11/17	$10,650	$10,847
12/17	$10,693	$10,897
01/18	$10,574	$10,771
02/18	$10,458	$10,669
03/18	$10,496	$10,737
04/18	$10,423	$10,658
05/18	$10,481	$10,734
06/18	$10,459	$10,720
07/18	$10,454	$10,723
08/18	$10,519	$10,792
09/18	$10,457	$10,722
10/18	$10,370	$10,638
11/18	$10,415	$10,701
12/18	$10,554	$10,898
01/19	$10,677	$11,014
02/19	$10,682	$11,007
03/19	$10,875	$11,218
04/19	$10,881	$11,221
05/19	$11,054	$11,421
06/19	$11,208	$11,564
07/19	$11,233	$11,589
08/19	$11,515	$11,890
09/19	$11,447	$11,826
10/19	$11,478	$11,862
11/19	$11,460	$11,856
12/19	$11,452	$11,848
01/20	$11,669	$12,076
02/20	$11,863	$12,293
03/20	$11,523	$12,221
04/20	$11,774	$12,438
05/20	$11,855	$12,496
06/20	$11,956	$12,575
07/20	$12,147	$12,762
08/20	$12,067	$12,659
09/20	$12,045	$12,652
10/20	$11,988	$12,596
11/20	$12,086	$12,720
12/20	$12,113	$12,737
01/21	$12,036	$12,646
02/21	$11,850	$12,463
03/21	$11,731	$12,308
04/21	$11,823	$12,405
05/21	$11,861	$12,445
06/21	$11,923	$12,533
07/21	$12,030	$12,673
08/21	$11,998	$12,649
09/21	$11,890	$12,539
10/21	$11,872	$12,536
11/21	$11,885	$12,573
12/21	$11,848	$12,541
01/22	$11,600	$12,271
02/22	$11,471	$12,134
03/22	$11,173	$11,796
04/22	$10,800	$11,349
05/22	$10,822	$11,422
06/22	$10,672	$11,243
07/22	$10,908	$11,518
08/22	$10,633	$11,192
09/22	$10,197	$10,709
10/22	$10,056	$10,570
11/22	$10,378	$10,959
12/22	$10,358	$10,909
01/23	$10,670	$11,245
02/23	$10,394	$10,954
03/23	$10,629	$11,232
04/23	$10,684	$11,300
05/23	$10,565	$11,177
06/23	$10,537	$11,137
07/23	$10,524	$11,130
08/23	$10,456	$11,059
09/23	$10,183	$10,778
10/23	$10,017	$10,607
11/23	$10,465	$11,088
12/23	$10,847	$11,512
01/24	$10,829	$11,481
02/24	$10,666	$11,318
03/24	$10,765	$11,423
04/24	$10,489	$11,134
05/24	$10,665	$11,323
06/24	$10,746	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	1.98%	(0.84%)	0.72%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%

AssetsNet	$ 36,167,736
Holdings Count | Holding	181
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,167,736
# of Portfolio Holdings	181
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Bonds & Notes	97.5%
Cash & Other Assets - Net	2.5%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

U.S. Treasury Notes, 4.500% , 07/15/26	2.6%
FNMA Pool #FM9834, 3.500% , 06/01/49	2.5%
FNMA Pool #BX7762, 5.000% , 03/01/53	2.5%
FHLMC Pool #SD8256, 4.000% , 10/01/52	2.5%
U.S. Treasury Notes, 4.000% , 02/15/34	2.3%
U.S. Treasury Notes, 3.375% , 05/15/33	2.2%
U.S. Treasury Bonds, 2.875% , 05/15/43	2.1%
U.S. Treasury Notes, 4.625% , 02/28/26	2.1%
U.S. Treasury Bonds, 3.000% , 02/15/48	2.0%
FNMA Pool #MA5106, 5.000% , 08/01/53	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com